Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Common stocks: 80.20%
Energy: 0.77%
Energy equipment & services: 0.34%
Bristow Group Incorporated †	14,754	$ 402,489
Oil, gas & consumable fuels: 0.43%
Denbury Incorporated †	5,390	361,238
Whiting Petroleum Corporation †	3,308	151,473
		512,711
Utilities: 79.43%
Electric utilities: 47.43%
Alliant Energy Corporation	54,749	3,128,905
American Electric Power Company Incorporated	70,844	6,092,584
Duke Energy Corporation	63,986	6,412,677
Entergy Corporation	36,102	3,800,097
Eversource Energy	38,020	3,086,844
Exelon Corporation	108,285	4,885,819
FirstEnergy Corporation	61,615	2,335,825
NextEra Energy Incorporated	212,655	15,570,599
The Southern Company	96,382	6,160,737
Xcel Energy Incorporated	71,281	5,052,397
		56,526,484
Gas utilities: 3.50%
Atmos Energy Corporation	29,092	2,885,054
ONE Gas Incorporated	17,268	1,283,358
		4,168,412
Multi-utilities: 25.88%
Ameren Corporation	38,992	3,283,126
CenterPoint Energy Incorporated	62,775	1,588,208
CMS Energy Corporation	59,487	3,732,214
Dominion Energy Incorporated	91,846	6,993,154
DTE Energy Company	21,925	3,025,431
Public Service Enterprise Group Incorporated	47,644	2,959,645
Sempra Energy	37,562	5,089,275
WEC Energy Group Incorporated	44,475	4,176,647
		30,847,700
Water utilities: 2.62%
American Water Works Company Incorporated	20,113	3,117,917
Total Common stocks (Cost $85,183,388)		95,575,713

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 33.25%
Communication services: 4.86%
Diversified telecommunication services: 0.48%
Cablevision Lightpath LLC 144A	5.63%	9-15-2028	$ 105,000	105,709
Cablevision Lightpath LLC 144A	3.88	9-15-2027	30,000	29,186
Frontier Communications Corporation 144A	5.88	10-15-2027	30,000	31,875
See accompanying notes to portfolio of investments

Wells Fargo Utilities and High Income Fund  |  1

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified telecommunication services (continued)
Level 3 Financing Incorporated 144A	3.63%	1-15-2029	$ 155,000	$ 148,994
Level 3 Financing Incorporated 144A	4.25	7-1-2028	100,000	100,215
Level 3 Financing Incorporated 144A	4.63	9-15-2027	50,000	51,358
Windstream Corporation 144A	7.75	8-15-2028	100,000	102,189
				569,526
Entertainment: 0.23%
Live Nation Entertainment Incorporated 144A	3.75	1-15-2028	45,000	44,877
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	48,000	49,980
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	165,000	182,119
				276,976
Interactive media & services: 0.13%
Rackspace Technology Company 144A	5.38	12-1-2028	150,000	151,365
Media: 3.74%
Block Communications Incorporated 144A	4.88	3-1-2028	25,000	25,125
CCO Holdings LLC 144A	4.50	8-15-2030	400,000	407,612
CCO Holdings LLC	4.50	5-1-2032	50,000	50,443
CCO Holdings LLC 144A	5.00	2-1-2028	25,000	26,156
CCO Holdings LLC 144A	5.13	5-1-2027	50,000	52,250
CCO Holdings LLC 144A	5.50	5-1-2026	5,000	5,169
CCO Holdings LLC 144A	5.75	2-15-2026	192,000	198,528
Cinemark USA Incorporated	4.88	6-1-2023	446,000	446,446
Cinemark USA Incorporated 144A	5.88	3-15-2026	30,000	31,088
Cinemark USA Incorporated 144A	8.75	5-1-2025	80,000	87,000
Compression Partners LP	6.88	9-1-2027	100,000	104,970
CSC Holdings LLC 144A	4.13	12-1-2030	50,000	48,865
CSC Holdings LLC 144A	4.63	12-1-2030	200,000	193,780
CSC Holdings LLC 144A	6.50	2-1-2029	200,000	218,792
CSC Holdings LLC 144A	7.50	4-1-2028	200,000	219,000
Diamond Sports Group LLC 144A	5.38	8-15-2026	100,000	73,999
Diamond Sports Group LLC 144A	6.63	8-15-2027	250,000	142,883
Gray Television Incorporated 144A	7.00	5-15-2027	100,000	108,125
Gray Television Incorporated 144A	4.75	10-15-2030	100,000	98,232
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	110,000	112,063
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	300,000	317,250
Nielsen Finance LLC 144A	5.63	10-1-2028	85,000	89,888
Nielsen Finance LLC 144A	5.88	10-1-2030	375,000	405,000
Outfront Media Capital Corporation 144A	4.63	3-15-2030	100,000	99,500
Outfront Media Capital Corporation 144A	5.00	8-15-2027	25,000	25,919
QVC Incorporated	4.75	2-15-2027	50,000	52,813
Salem Media Group Incorporated 144A	6.75	6-1-2024	350,000	343,000
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	145,000	145,181
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	25,000	25,813
Scripps Escrow II Incorporated 144A	3.88	1-15-2029	35,000	34,038
Townsquare Media Incorporated 144A	6.88	2-1-2026	250,000	264,063
				4,452,991
Wireless telecommunication services: 0.28%
Consolidated Communications Holdings Incorporated 144A	6.50	10-1-2028	105,000	113,531
Sprint Capital Corporation	8.75	3-15-2032	150,000	222,375
				335,906
See accompanying notes to portfolio of investments

2  |  Wells Fargo Utilities and High Income Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer discretionary: 4.60%
Auto components: 0.51%
Clarios Global LP 144A	6.25%	5-15-2026	$ 25,000	$ 26,693
Clarios Global LP 144A	8.50	5-15-2027	245,000	266,438
Cooper Tire & Rubber Company	7.63	3-15-2027	257,000	300,425
Tenneco Incorporated	5.00	7-15-2026	10,000	9,938
				603,494
Automobiles: 0.05%
Ford Motor Company	9.00	4-22-2025	25,000	30,544
Ford Motor Company	9.63	4-22-2030	25,000	34,808
				65,352
Diversified consumer services: 0.77%
Carriage Services Incorporated 144A	6.63	6-1-2026	350,000	367,392
Service Corporation International	7.50	4-1-2027	425,000	513,188
Service Corporation International	8.00	11-15-2021	30,000	30,990
				911,570
Hotels, restaurants & leisure: 1.99%
Carnival Corporation 144A	10.50	2-1-2026	195,000	229,979
Carnival Corporation 144A	5.75	3-1-2027	80,000	85,000
Carnival Corporation 144A	7.63	3-1-2026	243,000	266,085
Carnival Corporation 144A	9.88	8-1-2027	100,000	117,271
Carnival Corporation 144A	11.50	4-1-2023	225,000	257,443
CCM Merger Incorporated 144A	6.38	5-1-2026	230,000	242,190
NCL Corporation Limited 144A	5.88	3-15-2026	155,000	161,588
NCL Corporation Limited 144A	12.25	5-15-2024	325,000	393,250
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	195,000	205,238
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	250,000	276,550
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	100,000	114,750
Yum! Brands Incorporated 144A	7.75	4-1-2025	25,000	27,188
				2,376,532
Household durables: 0.16%
WASH Multifamily Acquisition Incorporated 144A	5.75	4-15-2026	185,000	192,715
Multiline retail: 0.09%
Macy's Incorporated 144A	8.38	6-15-2025	100,000	110,500
Specialty retail: 0.94%
Asbury Automotive Group Incorporated	4.75	3-1-2030	56,000	58,520
Asbury Automotive Group Incorporated	4.50	3-1-2028	70,000	72,134
Group 1 Automotive Incorporated 144A	4.00	8-15-2028	100,000	100,625
Lithia Motors Incorporated 144A	3.88	6-1-2029	80,000	82,189
Lithia Motors Incorporated 144A	4.38	1-15-2031	35,000	36,887
Lithia Motors Incorporated 144A	4.63	12-15-2027	25,000	26,334
Lithia Motors Incorporated 144A	5.25	8-1-2025	275,000	283,938
NMG Holding Company Incorporated 144A	7.13	4-1-2026	200,000	211,125
Rent-A-Center Incorporated 144A	6.38	2-15-2029	35,000	37,450
Sonic Automotive Incorporated	6.13	3-15-2027	200,000	209,000
				1,118,202
See accompanying notes to portfolio of investments

Wells Fargo Utilities and High Income Fund  |  3

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Textiles, apparel & luxury goods: 0.09%
The William Carter Company 144A	5.50%	5-15-2025	$ 25,000	$ 26,344
The William Carter Company 144A	5.63	3-15-2027	75,000	78,563
				104,907
Consumer staples: 0.62%
Food & staples retailing: 0.06%
PetSmart Incorporated 144A	4.75	2-15-2028	35,000	36,246
PetSmart Incorporated 144A	7.75	2-15-2029	35,000	38,533
				74,779
Food products: 0.56%
CHS Incorporated 144A	6.00	1-15-2029	10,000	10,464
CHS Incorporated 144A	6.63	2-15-2025	220,000	231,550
CHS Incorporated 144A	6.88	4-15-2029	235,000	239,879
Kraft Heinz Foods Company	4.38	6-1-2046	170,000	182,299
				664,192
Energy: 6.59%
Energy equipment & services: 1.10%
Bristow Group Incorporated ♦	6.25	10-15-2022	450,000	0
Bristow Group Incorporated 144A	6.88	3-1-2028	265,000	271,625
Hilcorp Energy Company 144A	5.75	2-1-2029	55,000	56,466
Hilcorp Energy Company 144A	6.00	2-1-2031	55,000	56,912
Hilcorp Energy Company 144A	6.25	11-1-2028	75,000	78,750
Oceaneering International Incorporated	4.65	11-15-2024	25,000	25,063
Oceaneering International Incorporated	6.00	2-1-2028	225,000	224,098
Pattern Energy Operations LP 144A	4.50	8-15-2028	425,000	434,563
USA Compression Partners LP	6.88	4-1-2026	150,000	157,493
				1,304,970
Oil, gas & consumable fuels: 5.49%
Aethon United 144A	8.25	2-15-2026	430,000	460,638
Antero Resources Corporation	5.00	3-1-2025	265,000	271,387
Antero Resources Corporation 144A	8.38	7-15-2026	35,000	39,441
Archrock Partners LP 144A	6.25	4-1-2028	110,000	114,169
Archrock Partners LP 144A	6.88	4-1-2027	100,000	106,000
Buckeye Partners LP	5.85	11-15-2043	150,000	145,500
Cheniere Energy Partners LP	4.50	10-1-2029	50,000	52,875
Cheniere Energy Partners LP	5.63	10-1-2026	150,000	156,188
DCP Midstream Operating Company	5.13	5-15-2029	325,000	350,318
DT Midstream Incorporated 144A%%	4.13	6-15-2029	60,000	60,215
DT Midstream Incorporated 144A%%	4.38	6-15-2031	60,000	60,306
Encino Acquisition Partners Company 144A	8.50	5-1-2028	255,000	255,491
EnLink Midstream LLC	5.38	6-1-2029	100,000	100,750
EnLink Midstream Partners LP	4.40	4-1-2024	75,000	77,856
EnLink Midstream Partners LP	5.05	4-1-2045	325,000	274,625
EnLink Midstream Partners LP	5.60	4-1-2044	250,000	223,570
EnLink Midstream Partners LP 144A	5.63	1-15-2028	35,000	36,433
Enviva Partners LP 144A	6.50	1-15-2026	400,000	419,200
Harvest Midstream LP 144A	7.50	9-1-2028	120,000	129,000
Murphy Oil Corporation	5.75	8-15-2025	15,000	15,407
Murphy Oil Corporation	5.88	12-1-2027	25,000	25,798
Murphy Oil Corporation	6.38	7-15-2028	135,000	141,750
See accompanying notes to portfolio of investments

4  |  Wells Fargo Utilities and High Income Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Murphy Oil Corporation	6.38%	12-1-2042	$ 75,000	$ 72,938
New Fortress Energy Incorporated 144A	6.50	9-30-2026	235,000	236,469
Occidental Petroleum Corporation	4.63	6-15-2045	300,000	264,279
Occidental Petroleum Corporation	6.20	3-15-2040	100,000	105,500
Occidental Petroleum Corporation	6.45	9-15-2036	595,000	670,220
Occidental Petroleum Corporation	6.60	3-15-2046	75,000	82,034
Range Resources Corporation 144A	8.25	1-15-2029	35,000	39,025
Range Resources Corporation	9.25	2-1-2026	200,000	220,500
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	175,000	188,344
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	55,000	61,050
Southwestern Energy Company	7.50	4-1-2026	50,000	52,825
Southwestern Energy Company	7.75	10-1-2027	150,000	162,855
Southwestern Energy Company	8.38	9-15-2028	110,000	121,887
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	158,000	161,114
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	220,000	224,400
Western Midstream Operating LP	5.30	2-1-2030	100,000	110,250
Western Midstream Operating LP	5.30	3-1-2048	225,000	229,831
Western Midstream Operating LP	6.50	2-1-2050	25,000	27,813
				6,548,251
Financials: 3.52%
Capital markets: 0.19%
Oppenheimer Holdings Incorporated	5.50	10-1-2025	215,000	222,525
Consumer finance: 1.52%
FirstCash Incorporated 144A	4.63	9-1-2028	80,000	82,800
Ford Motor Credit Company LLC	4.39	1-8-2026	250,000	266,303
Ford Motor Credit Company LLC	5.11	5-3-2029	375,000	411,176
Ford Motor Credit Company LLC	5.13	6-16-2025	50,000	54,719
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	445,000	472,813
Springleaf Finance Corporation	5.38	11-15-2029	100,000	106,375
Springleaf Finance Corporation	6.13	3-15-2024	50,000	53,875
Springleaf Finance Corporation	6.63	1-15-2028	125,000	141,850
Springleaf Finance Corporation	7.13	3-15-2026	125,000	145,469
Springleaf Finance Corporation	8.25	10-1-2023	65,000	73,450
				1,808,830
Diversified financial services: 0.32%
LPL Holdings Incorporated 144A	4.38	5-15-2031	210,000	209,870
LPL Holdings Incorporated 144A	4.63	11-15-2027	50,000	52,102
United Shore Financial Services LLC 144A	5.50	11-15-2025	113,000	116,308
				378,280
Insurance: 0.65%
Amwins Group Incorporated 144A	7.75	7-1-2026	245,000	260,039
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	135,000	134,540
Genworth Mortgage Holding Incorporated 144A	6.50	8-15-2025	160,000	173,600
HUB International Limited 144A	7.00	5-1-2026	100,000	103,800
USI Incorporated 144A	6.88	5-1-2025	100,000	101,500
				773,479
Mortgage REITs: 0.35%
Blackstone Mortgage Trust Incorporated	4.38	5-5-2022	80,000	81,704
Starwood Property Trust Incorporated	4.75	3-15-2025	130,000	135,564
See accompanying notes to portfolio of investments

Wells Fargo Utilities and High Income Fund  |  5

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mortgage REITs (continued)
Starwood Property Trust Incorporated	5.00%	12-15-2021	$ 70,000	$ 70,460
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	130,000	136,013
				423,741
Thrifts & mortgage finance: 0.49%
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	25,000	24,438
Ladder Capital Finance Holdings LP 144A	5.25	3-15-2022	25,000	25,219
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	300,000	305,250
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	235,000	232,063
				586,970
Health care: 1.93%
Health care equipment & supplies: 0.17%
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	202,000	205,283
Health care providers & services: 1.16%
AdaptHealth LLC 144A	4.63	8-1-2029	45,000	44,153
Air Methods Corporation 144A	8.00	5-15-2025	120,000	112,350
Centene Corporation 144A	5.38	8-15-2026	25,000	26,156
Davita Incorporated 144A	4.63	6-1-2030	100,000	101,989
Encompass Health Corporation	4.50	2-1-2028	50,000	51,625
Encompass Health Corporation	4.75	2-1-2030	50,000	52,438
Encompass Health Corporation	4.63	4-1-2031	35,000	37,125
HealthSouth Corporation	5.75	9-15-2025	75,000	77,250
Magellan Health Incorporated	4.90	9-22-2024	65,000	71,341
MPT Operating Partnership LP	4.63	8-1-2029	50,000	53,000
MPT Operating Partnership LP	5.00	10-15-2027	100,000	105,250
MPT Operating Partnership LP	5.25	8-1-2026	150,000	154,313
Select Medical Corporation 144A	6.25	8-15-2026	175,000	184,517
Tenet Healthcare Corporation 144A	4.63	6-15-2028	25,000	25,500
Tenet Healthcare Corporation 144A	4.88	1-1-2026	75,000	77,438
Tenet Healthcare Corporation 144A	5.13	11-1-2027	25,000	26,094
Tenet Healthcare Corporation 144A	6.25	2-1-2027	125,000	130,313
Tenet Healthcare Corporation 144A	7.50	4-1-2025	25,000	26,803
Vizient Incorporated 144A	6.25	5-15-2027	25,000	26,438
				1,384,093
Health care technology: 0.34%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	400,000	406,600
Life sciences tools & services: 0.08%
Ortho-Clinical Diagnostics Incorporated 144A	7.25	2-1-2028	15,000	16,313
Ortho-Clinical Diagnostics Incorporated 144A	7.38	6-1-2025	77,000	82,490
				98,803
Pharmaceuticals: 0.18%
Bausch Health Companies Incorporated 144A%%	4.88	6-1-2028	70,000	70,567
Bausch Health Companies Incorporated 144A	6.25	2-15-2029	100,000	97,750
Bausch Health Companies Incorporated 144A	7.00	3-15-2024	40,000	40,836
				209,153
See accompanying notes to portfolio of investments

6  |  Wells Fargo Utilities and High Income Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 4.53%
Aerospace & defense: 0.57%
Signature Aviation US Holdings Incorporated 144A	4.00%	3-1-2028	$ 100,000	$ 100,250
Signature Aviation US Holdings Incorporated 144A	5.38	5-1-2026	300,000	308,063
Spirit AeroSystems Holdings Incorporated	4.60	6-15-2028	105,000	101,588
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	60,000	63,225
TransDigm Incorporated 144A	6.25	3-15-2026	100,000	105,408
				678,534
Airlines: 1.98%
American Airlines Group Incorporated 144A	3.75	3-1-2025	125,000	112,813
American Airlines Group Incorporated 144A	5.50	4-20-2026	225,000	236,813
American Airlines Group Incorporated 144A	5.75	4-20-2029	450,000	482,729
Delta Air Lines Incorporated	3.75	10-28-2029	70,000	69,827
Delta Air Lines Incorporated 144A	4.75	10-20-2028	530,000	578,532
Hawaiian Airlines Incorporated	3.90	7-15-2027	153,210	148,552
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	450,000	494,010
United Airlines Incorporated 144A	4.63	4-15-2029	155,000	160,137
United Airlines Pass-Through Trust Certificates Series 2020-1 Class B	4.88	7-15-2027	77,640	82,663
				2,366,076
Commercial services & supplies: 0.70%
Corecivic Incorporated	8.25	4-15-2026	210,000	204,876
IAA Spinco Incorporated 144A	5.50	6-15-2027	375,000	394,114
Plastipak Holdings Incorporated 144A	6.25	10-15-2025	225,000	230,344
				829,334
Construction & engineering: 0.03%
Great Lakes Dredge & Dock Company 144A	5.25	6-1-2029	35,000	35,656
Electrical equipment: 0.06%
Sensata Technologies BV 144A	4.00	4-15-2029	70,000	70,126
Machinery: 0.50%
Meritor Incorporated 144A	4.50	12-15-2028	115,000	115,288
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	250,000	267,500
Werner FinCo LP 144A	8.75	7-15-2025	200,000	209,500
				592,288
Road & rail: 0.26%
Uber Technologies Incorporated 144A	8.00	11-1-2026	285,000	307,740
Trading companies & distributors: 0.43%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	235,000	243,926
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	215,000	223,063
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	43,000	49,611
				516,600
Information technology: 2.80%
Communications equipment: 0.36%
CommScope Incorporated 144A	8.25	3-1-2027	260,000	277,550
See accompanying notes to portfolio of investments

Wells Fargo Utilities and High Income Fund  |  7

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications equipment (continued)
CommScope Technologies LLC 144A	5.00%	3-15-2027	$ 80,000	$ 80,638
CommScope Technologies LLC 144A	6.00	6-15-2025	65,000	66,320
				424,508
IT services: 0.72%
Cardtronics Incorporated 144A	5.50	5-1-2025	335,000	344,177
Flexential Intermediate Corporation 144A	11.25	8-1-2024	85,000	91,588
Sabre GLBL Incorporated 144A	9.25	4-15-2025	365,000	427,050
				862,815
Semiconductors & semiconductor equipment: 0.11%
QORVO Incorporated	4.38	10-15-2029	125,000	136,238
Software: 0.99%
Fair Isaac Corporation 144A	5.25	5-15-2026	400,000	448,000
IQVIA Incorporated 144A	5.00	5-15-2027	150,000	157,065
Logan Merger Sub Incorporated 144A	5.50	9-1-2027	55,000	56,646
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	230,000	228,887
NortonLifeLock Incorporated 144A	5.00	4-15-2025	75,000	75,803
SS&C Technologies Incorporated 144A	5.50	9-30-2027	200,000	211,820
				1,178,221
Technology hardware, storage & peripherals: 0.62%
Dell International LLC 144A	7.13	6-15-2024	525,000	535,500
NCR Corporation 144A	5.13	4-15-2029	40,000	41,036
NCR Corporation 144A	6.13	9-1-2029	125,000	135,809
NCR Corporation 144A	8.13	4-15-2025	25,000	27,250
				739,595
Materials: 1.61%
Containers & packaging: 0.69%
Berry Global Incorporated 144A	5.63	7-15-2027	25,000	26,515
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	225,000	273,375
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	75,000	75,537
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	195,000	202,687
Owens-Brockway Packaging Incorporated 144A	5.88	8-15-2023	50,000	53,813
Owens-Brockway Packaging Incorporated 144A	6.38	8-15-2025	75,000	83,156
Sealed Air Corporation 144A	5.13	12-1-2024	100,000	108,875
				823,958
Metals & mining: 0.62%
Arches Buyer Incorporated 144A	4.25	6-1-2028	30,000	29,475
Arches Buyer Incorporated 144A	6.13	12-1-2028	80,000	81,800
Cleveland Cliffs Incorporated 144A	4.88	3-1-2031	45,000	46,012
Cleveland Cliffs Incorporated	5.88	6-1-2027	80,000	83,798
Cleveland-Cliffs Incorporated 144A	9.88	10-17-2025	66,000	77,224
Freeport-McMoRan Incorporated	4.13	3-1-2028	250,000	260,938
Kaiser Aluminum Corporation 144A	4.63	3-1-2028	50,000	51,080
Novelis Corporation 144A	5.88	9-30-2026	100,000	104,280
				734,607
Paper & forest products: 0.30%
Clearwater Paper Corporation 144A	5.38	2-1-2025	50,000	52,750
See accompanying notes to portfolio of investments

8  |  Wells Fargo Utilities and High Income Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Paper & forest products (continued)
Clearwater Paper Corporation 144A	4.75%	8-15-2028	$ 45,000	$ 44,100
Vertical US Newco Incorporated 144A	5.25	7-15-2027	250,000	260,000
				356,850
Real estate: 0.50%
Equity REITs: 0.50%
Service Properties Trust Company	3.95	1-15-2028	130,000	116,350
Service Properties Trust Company	4.38	2-15-2030	100,000	90,000
Service Properties Trust Company	4.75	10-1-2026	50,000	47,500
Service Properties Trust Company	4.95	2-15-2027	175,000	167,563
Service Properties Trust Company	5.25	2-15-2026	75,000	73,313
Service Properties Trust Company	7.50	9-15-2025	15,000	16,767
The Geo Group Incorporated	5.88	10-15-2024	125,000	90,938
				602,431
Utilities: 1.69%
Electric utilities: 0.56%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	125,000	132,438
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	2,000	2,107
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	275,000	299,090
PG&E Corporation	5.00	7-1-2028	25,000	24,875
PG&E Corporation	5.25	7-1-2030	205,000	207,306
				665,816
Independent power & renewable electricity producers: 1.13%
NSG Holdings LLC 144A	7.75	12-15-2025	336,126	359,655
TerraForm Power Operating LLC 144A	4.25	1-31-2023	350,000	360,255
TerraForm Power Operating LLC 144A	4.75	1-15-2030	100,000	102,228
TerraForm Power Operating LLC 144A	5.00	1-31-2028	275,000	288,947
Vistra Operations Company LLC 144A	5.63	2-15-2027	225,000	233,438
				1,344,523
Total Corporate bonds and notes (Cost $37,318,302)				39,625,901
Loans: 3.23%
Communication services: 0.33%
Diversified telecommunication services: 0.03%
Frontier Communications Corporation (1 Month LIBOR +3.75%) ±	3.75	5-1-2028	35,000	34,939
Media: 0.25%
Clear Channel Outdoor Holdings (1 Month LIBOR +3.50%) ±	3.50	8-21-2026	154,608	149,558
Hubbard Radio LLC (3 Month LIBOR +4.25%) ±	5.25	3-28-2025	144,245	141,601
				291,159
Wireless telecommunication services: 0.05%
Consolidated Communications Holdings Incorporated (1 Month LIBOR +3.50%) <±	4.25	10-2-2027	62,000	62,011
See accompanying notes to portfolio of investments

Wells Fargo Utilities and High Income Fund  |  9

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer discretionary: 0.17%
Distributors: 0.03%
Spin Holdco Incorporated (1 Month LIBOR +4.00%) ±	4.00%	3-1-2028	$ 40,000	$ 39,925
Hotels, restaurants & leisure: 0.06%
Carnival Corporation (1 Month LIBOR +7.50%) ±	8.50	6-30-2025	31,760	31,866
CCM Merger Incorporated (1 Month LIBOR +3.75%) ±	3.75	11-4-2025	39,855	39,884
				71,750
Specialty retail: 0.08%
Rent-A-Center Incorporated (1 Month LIBOR +4.00%) ±	4.75	2-17-2028	90,000	90,488
Consumer staples: 0.06%
Food & staples retailing: 0.06%
PetSmart Incorporated (1 Month LIBOR +3.75%) ±	3.75	2-12-2028	75,000	75,225
Energy: 0.10%
Oil, gas & consumable fuels: 0.10%
NGPL Holdco LLC (1 Month LIBOR +3.75%) ‡±	4.75	4-14-2028	120,000	120,076
Financials: 0.62%
Capital markets: 0.07%
VFH Parent LLC (1 Month LIBOR +3.00%) ±	3.00	3-1-2026	81,880	81,829
Diversified financial services: 0.47%
Mallinckrodt International Finance SA (3 Month LIBOR +4.75%) <±	4.75	9-24-2024	236,890	227,578
Resolute Investment Managers Incorporated (1 Month LIBOR +3.75%) ‡±	4.75	4-30-2024	34,904	34,948
Resolute Investment Managers Incorporated (1 Month LIBOR +8.00%) ‡±	8.00	4-30-2025	125,000	124,688
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.00%) ±	4.50	5-30-2025	175,000	173,523
				560,737
Insurance: 0.08%
HUB International Limited (1 Month LIBOR +3.25%) ±	3.25	4-25-2025	64,339	64,357
USI Incorporated (1 Month LIBOR +3.25%) ±	3.25	12-2-2026	29,675	29,422
				93,779
Health care: 0.41%
Health care equipment & supplies: 0.12%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	8-31-2026	144,625	144,806
Health care providers & services: 0.22%
Medrisk Incorporated (1 Month LIBOR +3.75%) <±	3.75	5-10-2028	115,000	114,856
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	3.75	3-2-2028	13,950	13,959
See accompanying notes to portfolio of investments

10  |  Wells Fargo Utilities and High Income Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care providers & services (continued)
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50%	2-18-2028	$ 126,822	$ 126,902
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	2-18-2028	4,227	4,230
				259,947
Health care technology: 0.07%
Project Ruby Ultimate Parent Corporation (1 Month LIBOR +3.25%) ±	4.00	3-3-2028	90,000	89,789
Industrials: 0.82%
Airlines: 0.47%
JetBlue Airways Corporation (1 Month LIBOR +5.25%) ±	6.25	6-17-2024	192,500	196,671
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	6.25	6-21-2027	250,000	266,625
United Airlines Incorporated (1 Month LIBOR +3.75%) ±	4.50	4-21-2028	60,000	60,525
WestJet Airlines Limited (3 Month LIBOR +3.00%) ±	3.00	12-11-2026	34,912	33,875
				557,696
Industrial conglomerates: 0.15%
Werner Finco LP (3 Month LIBOR +4.00%) ‡±	5.00	7-24-2024	179,535	179,535
Machinery: 0.03%
Alliance Laundry Systems LLC (1 Month LIBOR +3.50%) ±	3.50	10-8-2027	39,471	39,549
Professional services: 0.09%
The Dun & Bradstreet Corporation (1 Month LIBOR +3.25%) ±	3.25	2-6-2026	104,474	104,120
Road & rail: 0.08%
Uber Technologies Incorporated (1 Month LIBOR +3.50%) ±	3.59	4-4-2025	92,419	92,369
Information technology: 0.35%
IT services: 0.31%
Fiserv Investment Solutions Incorporated (1 Month LIBOR +4.00%) ±	4.00	2-18-2027	29,787	29,815
Flexential Intermediate Corporation (3 Month LIBOR +3.50%) ±	4.00	8-1-2024	29,692	27,236
Flexential Intermediate Corporation (3 Month LIBOR +7.25%) ±	7.25	8-1-2025	200,000	178,000
Sabre GLBL Incorporated (1 Month LIBOR +4.00%) ±	4.75	12-17-2027	134,663	135,336
				370,387
Software: 0.04%
I-Logic Technologies Bidco Limited (1 Month LIBOR +4.00%) ±	4.00	2-16-2028	47,396	47,574
Materials: 0.18%
Containers & packaging: 0.08%
Flex Acquisition Company Incorporated (1 Month LIBOR +3.50%) ±	4.00	2-23-2028	100,000	99,411
Paper & forest products: 0.10%
Vertical US Newco Incorporated (1 Month LIBOR +4.25%) ±	4.25	7-30-2027	119,401	119,782
See accompanying notes to portfolio of investments

Wells Fargo Utilities and High Income Fund  |  11

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.19%
Electric utilities: 0.19%
ExGen Renewables IV LLC (1 Month LIBOR +2.75%) ±	3.75%	12-15-2027	$ 223,875	$ 224,016
Total Loans (Cost $3,771,037)				3,850,899

	Expiration date	Shares
Warrants: 0.03%
Energy: 0.03%
Oil, gas & consumable fuels: 0.03%
Denbury Incorporated †	9-18-2025	944	33,031
Total Warrants (Cost $14,642)			33,031

		Maturity date	Principal
Yankee corporate bonds and notes: 2.64%
Communication services: 0.23%
Media: 0.17%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	$ 200,000	205,500
Wireless telecommunication services: 0.06%
Telesat Canada 144A	5.63	12-6-2026	70,000	69,819
Energy: 0.52%
Oil, gas & consumable fuels: 0.52%
Baytex Energy Corporation 144A	5.63	6-1-2024	110,000	106,700
Baytex Energy Corporation 144A	8.75	4-1-2027	275,000	266,833
Griffin Coal Mining Company Limited 144A♦†	9.50	12-1-2016	61,339	0
Northriver Midstream Finance LP 144A	5.63	2-15-2026	235,000	241,524
				615,057
Financials: 0.23%
Diversified financial services: 0.23%
Intelsat Jackson Holdings SA †	5.50	8-1-2023	470,000	273,775
Health care: 0.63%
Pharmaceuticals: 0.63%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	145,000	133,581
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	50,000	51,328
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	194,000	198,412
Bausch Health Companies Incorporated 144A	7.00	1-15-2028	100,000	102,451
Bausch Health Companies Incorporated 144A	7.25	5-30-2029	25,000	25,813
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	25,000	26,781
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	200,000	217,140
				755,506
See accompanying notes to portfolio of investments

12  |  Wells Fargo Utilities and High Income Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 0.88%
Aerospace & defense: 0.06%
Bombardier Incorporated 144A	7.88%	4-15-2027	$ 75,000	$ 76,125
Commercial services & supplies: 0.37%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	425,000	437,835
Electrical equipment: 0.14%
Sensata Technologies BV 144A	5.00	10-1-2025	45,000	50,006
Sensata Technologies BV 144A	5.63	11-1-2024	100,000	110,838
				160,844
Trading companies & distributors: 0.31%
FLY Leasing Limited	5.25	10-15-2024	360,000	367,650
Materials: 0.15%
Containers & packaging: 0.15%
Ardagh Packaging Finance plc 144A	4.13	8-15-2026	100,000	102,375
Ardagh Packaging Finance plc 144A	5.25	4-30-2025	25,000	26,219
OI European Group BV 144A	4.00	3-15-2023	50,000	51,438
				180,032
Total Yankee corporate bonds and notes (Cost $3,302,154)				3,142,143

		Yield	Shares
Short-term investments: 1.60%
Investment companies: 1.60%
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	1,910,241	1,910,241
Total Short-term investments (Cost $1,910,241)				1,910,241
Total investments in securities (Cost $131,499,764)	120.95%			144,137,928
Other assets and liabilities, net	(20.95)			(24,967,692)
Total net assets	100.00%			$119,170,236

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
##	All or a portion of this security is segregated for when-issued and unfunded loans.
♠	The issuer is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Wells Fargo Utilities and High Income Fund  |  13

Portfolio of investments—May 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$2,264,877	$21,415,181	$(21,769,817)	$0	$0	$1,910,241	1.60%	1,910,241	$680
See accompanying notes to portfolio of investments

14  |  Wells Fargo Utilities and High Income Fund

Notes to portfolio of investments—May 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of May 31, 2021, the Fund had unfunded loan commitments of $353,670.

Wells Fargo Utilities and High Income Fund  |  15

Notes to portfolio of investments—May 31, 2021 (unaudited)

Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Energy	$915,200	$0	$0	$915,200
Utilities	94,660,513	0	0	94,660,513
Corporate bonds and notes	0	39,625,901	0	39,625,901
Loans	0	3,391,652	459,247	3,850,899
Warrants
Energy	0	33,031	0	33,031
Yankee corporate bonds and notes	0	3,142,143	0	3,142,143
Short-term investments
Investment companies	1,910,241	0	0	1,910,241
Total assets	$97,485,954	$46,192,727	$459,247	$144,137,928
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended May 31, 2021, the Fund did not have any transfers into/out of Level 3.

16  |  Wells Fargo Utilities and High Income Fund